VANGUARD/PRIMECAP FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 1, 1998

The Fund paid approximately $1,423,618, $1,475,231, and $3,097,602 in brokerage commissions during its fiscal years ended December 31, 1995, 1996, and 1997, respectively. The Fund nearly doubled in size during 1997, which is why the total amount of brokerage commissions paid increased sharply in that year.

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